Intangible Assets - Product Development - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 975
Impairment	(4)	£ (15)
Ending Balance	947	975
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,918	2,698
Exchange differences	(121)	235
Additions	300	357
Disposals and retirements	(550)	(191)
Disposal of subsidiary	(29)	(186)
Transfers	(1)	5
Ending Balance	2,517	2,918
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,943)	(1,804)
Exchange differences	92	(174)
Charge for the year	(280)	(288)
Impairment	(4)	(15)
Disposals and retirements	550	191
Disposal of subsidiary	14	147
Transfers	1	0
Ending Balance	£ (1,570)	£ (1,943)